COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 14:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Charges:

1.	As collateral for its liabilities, the Company has recorded floating charges on all of its assets, including the intellectual property and equipment, in favor of banks.

2.	Shagrir's subsidiary recorded a first priority floating charge on all of its assets in favor of the bank.

b.	Collateral:

1.
To secure Shagrir's obligations for providing services to several of its customers, Shagrir provided such customers with a bank guarantee in the amount of about $ 2,321 in effect between January 2009 and January 2016.

2.	The Company obtained bank guarantees in the amount of $ 255 in favor of its lessor and customs.

3.
As of December 31, 2013 and 2012, the use of $ 81 and $ 108, respectively, has been restricted following B.C.R.A. (Central Bank of Argentina) regulations, until the company completes the registration with local authorities of certain capital contributions.

c.	Royalties:

The Company has undertaken to pay royalties to the BIRD Foundation ("BIRD"), at the rate of 5% on sales proceeds of products developed with the participation of BIRD up to the amount received, linked to the U.S. dollar. The contingent obligation as of December 31, 2013 is $ 2,444. No royalties were accrued or paid during 2013, 2012 and 2011.

d.	Lease commitments:

The Company and its subsidiaries have leased offices, motor vehicles and locations for periods through 2017. Minimum annual rental payments under non-cancelable operating leases are as follows:

2014	$1,681
2015	1,545
2016	1,348
2017	1,046

$5,621

 Rent expenses for the years ended December 31, 2013, 2012 and 2011, were $ 3,325, $ 2,249 and $ 2,626, respectively.

e.	Litigation:

1.
As of December 31, 2013, several claims were filed against Shagrir, mainly by customers. The claims are in an amount aggregating to approximately $ 2,350. The substance of the claims is the malfunction of Shagrir's products, which occurred during the ordinary course of business. Shagrir's management, based on the opinion of its legal counsel, is of the opinion that no material costs will arise to Shagrir in respect to these claims.

f.	Commitments:

1.
The Company and DBSI Investment Ltd. ("DBSI"), an equity owner in the Company (see Note 18), have entered into a management services agreement pursuant to which DBSI shall provide management services in consideration of annual management fees of $ 180 for a period of three years commencing on August  1, 2011.

2.
Shagrir entered into a management services agreement with its shareholders, pursuant to which the shareholders will grant management services to Shagrir, in consideration of NIS 1,000 per year linked to CPI. This amount is split between the Company (NIS 120) and the other shareholders of Shagrir.

3.	Under the credit facility from the Bank, Shagrir and the Company are required to meet financial covenants (see Note 11c and 11d).